Personnel expenses (Tables)	3 Months Ended
Jun. 30, 2018
Personnel Expenses [Line Items]
Disclosure Of Employee Benefits Explanatory

Note 5 Personnel expenses

	For the quarter ended			Year-to-date
CHF million	30.6.18	31.3.18	30.6.17	30.6.18	30.6.17
Salaries and variable compensation	2,430	2,585	2,428	5,014	4,871
Financial advisor variable compensation[1]	996	974	992	1,970	1,979
Contractors	127	116	107	243	200
Social security	195	229	187	423	389
Pension and other post-employment benefit plans	169	(30)[2]	169	138[2]	369
Other personnel expenses	142	141	130	284	266
Total personnel expenses	4,059	4,014	4,014	8,073	8,074
1 Financial advisor variable compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. 2 Changes to the Pension Fund of UBS in Switzerland in the first quarter of 2018 resulted in a reduction in the pension obligation recognized by UBS. As a consequence, a pre-tax gain of CHF 225 million was recognized in the income statement in the first quarter of 2018, with no overall effect on total equity. Refer to “Note 5 Personnel expenses” in the “Consolidated financial statements” section of the first quarter 2018 report for more information.